Gains and losses on disposal and main changes in scope of consolidation - Net tax gain associated with the loss of control in the FiberCo (Details) - EUR (€) € in Millions	Aug. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Reameasurement at fair value of remaining interests held		€ 1,491	€ 1,486	€ 1,440	€ 98
FiberCo
Disclosure of detailed information about business combination [line items]
Sales price	€ 292
Reameasurement at fair value of remaining interests held	292
Fair value at the disposal date	584
Net book value and transaction costs related to sale	(244)
Gain resulting from the loss of control on the FiberCo	340
Tax cost related to sale of the shares	30
Net gain resulting from the loss of exclusive control	€ 310
Percentage of equity interest sold	50.00%